SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income	$ 2,419,304	$ 380,811
Basic weighted average shares outstanding	6,600,000	1,341,758
Diluted weighted average shares outstanding	6,600,000	1,341,758
Basic net income per share	$ 0.27	$ 0.12
Diluted net income per share	$ 0.27	$ 0.12
Ordinary Shares Subject to Redemption [Member]
Allocation of net income	$ 1,784,469	$ 159,314
Basic weighted average shares outstanding	6,600,000	1,341,758
Diluted weighted average shares outstanding	6,600,000	1,341,758
Basic net income per share	$ 0.27	$ 0.12
Diluted net income per share	$ 0.27	$ 0.12
Ordinary Shares not Subject to Redemption [Member]
Allocation of net income	$ 634,835	$ 221,497
Basic weighted average shares outstanding	2,347,986	1,865,478
Diluted weighted average shares outstanding	2,347,986	1,865,478
Basic net income per share	$ 0.27	$ 0.12
Diluted net income per share	$ 0.27	$ 0.12